Recovery of Erroneously Awarded Compensation	12 Months Ended
Nov. 29, 2025
Restatement Determination Date:: 2025-11-29
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

In October 2023, the Board of Directors updated our compensation recovery (“clawback”) policy in accordance with new NASDAQ listing rules. Our clawback policy provides that we will seek to recover any erroneously awarded incentive-based compensation, on a non-fault basis, received by a “covered officer” (which term includes any current or former executive officer of the Company) during the three-year period preceding any date on which we are required to prepare an accounting restatement due to our material noncompliance with any financial reporting requirement under the federal securities laws. A copy of the clawback policy is available on our website, www.bassettfurniture.com.